Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.8%
General Dynamics Corp.	8,225	$ 2,887,715
General Electric Co.	1,343	412,019
HEICO Corp.	587	194,244
Lockheed Martin Corp.	1,368	867,613
		4,361,591
Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	4,352	462,269
Automobiles - 1.1%
Ford Motor Co.	198,203	2,751,058
Banks - 8.7%
Bank of America Corp.	43,098	2,292,814
Citigroup, Inc.	16,971	1,963,714
Citizens Financial Group, Inc.	2,715	170,991
East West Bancorp, Inc.	9,171	1,049,529
Huntington Bancshares, Inc.	24,826	433,958
JPMorgan Chase & Co.	27,740	8,485,389
PNC Financial Services Group, Inc.	14,087	3,145,627
Regions Financial Corp.	21,661	617,339
Truist Financial Corp.	28,708	1,476,165
U.S. Bancorp	32,522	1,824,809
		21,460,335
Beverages - 1.7%
PepsiCo, Inc.	26,854	4,125,580
Biotechnology - 1.2%
AbbVie, Inc.	5,416	1,207,822
Amgen, Inc.	1,460	499,145
Exelixis, Inc. (A)	4,310	178,262
Incyte Corp. (A)	8,122	812,768
Regeneron Pharmaceuticals, Inc.	425	315,116
		3,013,113
Building Products - 1.1%
A.O. Smith Corp.	1,894	139,190
Johnson Controls International PLC	11,255	1,342,271
Trane Technologies PLC	3,056	1,285,293
		2,766,754
Capital Markets - 3.8%
Ameriprise Financial, Inc.	1,421	749,137
Goldman Sachs Group, Inc.	3,979	3,721,996
Interactive Brokers Group, Inc., Class A	17,520	1,311,898
Moody's Corp.	1,518	782,620
Nasdaq, Inc.	7,135	691,310
SEI Investments Co.	13,742	1,207,235
Tradeweb Markets, Inc., Class A	7,861	810,233
		9,274,429
Chemicals - 2.5%
CF Industries Holdings, Inc.	4,774	445,080
Corteva, Inc.	21,129	1,538,191
Ecolab, Inc.	2,275	641,528
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	6,498	$ 2,969,391
PPG Industries, Inc.	5,000	578,150
		6,172,340
Communications Equipment - 1.8%
Arista Networks, Inc. (A)	5,922	839,384
Cisco Systems, Inc.	38,685	3,029,809
Motorola Solutions, Inc.	1,151	463,324
		4,332,517
Consumer Finance - 1.6%
American Express Co.	871	306,740
Capital One Financial Corp.	14,866	3,254,613
Synchrony Financial	4,711	342,160
		3,903,513
Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	2,203	2,071,371
Dollar General Corp.	17,240	2,472,733
Sysco Corp.	19,304	1,618,641
Walmart, Inc.	2,244	267,350
		6,430,095
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	155,661	4,079,875
Verizon Communications, Inc.	81,573	3,631,630
		7,711,505
Electric Utilities - 2.7%
Edison International	29,373	1,829,351
Exelon Corp.	34,435	1,541,999
FirstEnergy Corp.	15,997	757,298
OGE Energy Corp.	23,475	1,025,388
PG&E Corp.	99,429	1,533,195
		6,687,231
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,721	604,794
Electronic Equipment, Instruments & Components - 0.6%
Jabil, Inc.	442	104,838
TE Connectivity PLC	5,764	1,284,104
		1,388,942
Energy Equipment & Services - 0.6%
Baker Hughes Co.	26,119	1,463,709
Entertainment - 0.7%
Netflix, Inc. (A)	4,458	372,199
Walt Disney Co.	12,108	1,365,782
		1,737,981
Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B (A)	15,310	7,356,914
Mastercard, Inc., Class A	4,318	2,326,495
Toast, Inc., Class A (A)	13,309	414,043
		10,097,452
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 1.4%
Union Pacific Corp.	14,476	$ 3,403,308
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	25,074	2,740,588
Boston Scientific Corp. (A)	7,631	713,728
Intuitive Surgical, Inc. (A)	936	471,950
ResMed, Inc.	10,355	2,674,800
STERIS PLC	5,899	1,549,077
Stryker Corp.	446	164,824
		8,314,967
Health Care Providers & Services - 2.3%
DaVita, Inc. (A)	3,044	332,831
HCA Healthcare, Inc.	6,161	3,008,232
Labcorp Holdings, Inc.	1,995	541,682
McKesson Corp.	1,494	1,241,828
Tenet Healthcare Corp. (A)	3,240	613,267
		5,737,840
Health Care Technology - 0.1%
Doximity, Inc., Class A (A)	9,092	340,677
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., Class A (A)	8,046	1,040,911
Booking Holdings, Inc.	287	1,435,528
Carnival Corp. (A)	24,061	722,311
Domino's Pizza, Inc.	329	134,999
		3,333,749
Household Durables - 0.6%
NVR, Inc. (A)	189	1,443,153
Household Products - 3.6%
Clorox Co.	4,923	555,265
Colgate-Palmolive Co.	27,135	2,450,019
Kimberly-Clark Corp.	16,048	1,604,639
Procter & Gamble Co.	27,167	4,123,136
		8,733,059
Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	164,245	2,406,189
Industrial Conglomerates - 1.6%
3M Co.	2,115	323,933
Honeywell International, Inc.	16,044	3,650,331
		3,974,264
Industrial REITs - 1.1%
Prologis, Inc.	19,795	2,584,435
Insurance - 3.4%
Aflac, Inc.	8,109	899,693
Allstate Corp.	13,434	2,673,232
American International Group, Inc.	2,740	205,171
Cincinnati Financial Corp.	4,939	794,636
Hartford Insurance Group, Inc.	7,641	1,031,993
Travelers Cos., Inc.	8,649	2,460,727
W.R. Berkley Corp.	3,982	273,086
		8,338,538
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 11.7%
Alphabet, Inc., Class A	46,043	$ 15,562,534
Alphabet, Inc., Class C	2,811	951,608
Meta Platforms, Inc., Class A	16,889	12,100,968
		28,615,110
IT Services - 0.4%
Accenture PLC, Class A	1,427	376,214
Cognizant Technology Solutions Corp., Class A	3,752	307,889
International Business Machines Corp.	699	214,384
		898,487
Life Sciences Tools & Services - 0.9%
Medpace Holdings, Inc. (A)	963	560,928
Qiagen NV	32,972	1,769,607
		2,330,535
Machinery - 2.9%
Illinois Tool Works, Inc.	11,282	2,947,535
Otis Worldwide Corp.	13,682	1,168,716
PACCAR, Inc.	23,717	2,915,057
		7,031,308
Media - 0.2%
Omnicom Group, Inc.	7,574	583,501
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	7,704	464,012
Newmont Corp.	2,333	262,112
		726,124
Office REITs - 0.4%
Vornado Realty Trust	29,212	931,279
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	381	67,399
ConocoPhillips	21,154	2,204,881
Exxon Mobil Corp.	51,192	7,238,549
		9,510,829
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	36,151	1,990,112
Johnson & Johnson	8,899	2,022,298
Merck & Co., Inc.	18,840	2,077,487
		6,089,897
Professional Services - 1.3%
Automatic Data Processing, Inc.	5,079	1,253,599
Broadridge Financial Solutions, Inc., ADR	6,048	1,192,121
Genpact Ltd.	7,608	335,513
Leidos Holdings, Inc.	2,059	387,668
		3,168,901
Retail REITs - 0.3%
Kimco Realty Corp.	40,411	851,864
Semiconductors & Semiconductor Equipment - 3.6%
Lam Research Corp.	10,976	2,562,457
Micron Technology, Inc.	1,623	673,350
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	12,664	$ 2,420,471
QUALCOMM, Inc.	21,673	3,285,410
		8,941,688
Software - 3.4%
Adobe, Inc. (A)	10,793	3,165,047
Atlassian Corp., Class A (A)	1,955	231,042
Autodesk, Inc. (A)	1,844	466,292
Docusign, Inc. (A)	5,564	292,333
Fortinet, Inc. (A)	6,527	530,384
Gen Digital, Inc.	10,573	253,646
Intuit, Inc.	4,411	2,200,736
Palantir Technologies, Inc., Class A (A)	823	120,644
PTC, Inc. (A)	1,219	190,322
Salesforce, Inc.	4,702	998,188
		8,448,634
Specialized REITs - 0.9%
VICI Properties, Inc.	82,110	2,305,649
Specialty Retail - 0.9%
Best Buy Co., Inc.	3,040	197,904
Home Depot, Inc.	5,225	1,957,233
		2,155,137
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	9,014	2,338,953
Seagate Technology Holdings PLC	5,615	2,289,179
Western Digital Corp.	2,817	704,898
		5,333,030
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	2,887	178,446
Ralph Lauren Corp.	2,062	728,731
		907,177
Tobacco - 1.0%
Altria Group, Inc.	38,136	2,364,051
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	6,765	$ 1,334,126
Total Common Stocks (Cost $206,883,379)		239,882,714
EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF (B)(C)	22,623	4,973,893
Total Exchange-Traded Fund (Cost $4,657,086)		4,973,893
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (D)	5,027,902	5,027,902
Total Other Investment Company (Cost $5,027,902)		5,027,902

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.35% (D), dated 01/30/2026, to be repurchased at $623,216 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $635,781.	$ 623,146	623,146
Total Repurchase Agreement (Cost $623,146)		623,146
Total Investments (Cost $217,191,513)		250,507,655
Net Other Assets (Liabilities) - (2.0)%		(4,871,275)
Net Assets - 100.0%		$ 245,636,380
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$239,882,714	$—	$—	$239,882,714
Exchange-Traded Fund	4,973,893	—	—	4,973,893
Other Investment Company	5,027,902	—	—	5,027,902
Repurchase Agreement	—	623,146	—	623,146
Total Investments	$249,884,509	$623,146	$—	$250,507,655
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $4,923,985, collateralized by cash collateral of $5,027,902. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at January 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds